CONVERTIBLE DEBENTURES - Changes in Debentures (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning of period	$ 84,961	$ 78,807
Repurchase of debentures	(44,034)	(466)
Interest paid	(4,648)	(6,329)
Conversion of convertible debentures	(48,559)	0
Unwinding of discount	3,349	4,189
Foreign currency translation	4,283	2,431
Carrying amount, end of year	0	84,961
Convertible Unsecured Debentures
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning of period	88,546
Repurchase of debentures	(44,034)	(466)
Interest paid	(4,816)	(6,017)
Interest expense	4,816	6,017
Conversion of convertible debentures	(48,559)	0
Unwinding of discount	3,349	4,189
Foreign currency translation	$ 4,283	2,431
Carrying amount, end of year		$ 88,546	$ 118,885